Contract Liabilities	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Contract Liabilities
13.	Contract Liabilities

Contract liabilities - current as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023

Deferred revenue related to customer loyalty program	14,187,502	20,008,439
Advance from customers related to coupons and gift cards	12,390,620	11,255,648
Deferred revenue related to upfront franchise fees received from sub-franchisees	3,235,686	1,349,357
Advance from sub franchisees related to other franchise support activities	8,435,669	2,692,461
Other	1,428,070	5,408,929
Total	39,677,547	40,714,834

Contract liabilities – non-current as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023
Deferred revenue related to upfront franchise fees received from sub-franchisees	7,781,755	5,271,661
Other	240,000	-
Total	8,021,755	5,271,661

Contract liabilities primarily consist of deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards. The deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards are expected to be recognized as revenue in the next 12 months from the balance sheet date.

The Company had RMB11,017,441 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods of each individual franchise agreement and of which RMB3,235,686 is expected to be recognized in the next 12 months, RMB7,781,755 is expected to be recognized in next 2 to 10 years.

Revenue recognized that was included in the contract liability balance at the beginning of the year amounts to RMB 41,860,173 and RMB21,880,042 in 2024 and 2023, respectively.

The Company has elected, as a practical expedient not to disclose the value of remaining performance obligations associated with sales-based royalty promised to sub-franchisees in exchange for franchise right and other related services.